Cover	Apr. 30, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	TPG RE Finance Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38156
Entity Tax Identification Number	36-4796967
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	212
Local Phone Number	601-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001630472
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TRTX
Security Exchange Name	NYSE
Six Point Two Five Percentage Series C Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.25% Series C Cumulative RedeemablePreferred Stock, par value $0.001 per share
Trading Symbol	TRTX PRC
Security Exchange Name	NYSE